Cover	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39455
Entity Tax Identification Number	85-1972187
Entity Address, Address Line One	1400 Post Oak Boulevard, Suite 560,
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	877
Local Phone Number	374-7836
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	STEM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001758766
Entity Registrant Name	STEM, INC.